Annual Fund Operating Expenses - Princeton Alternative Premium Fund	Aug. 25, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
Princeton Alternative Premium Fund Class A shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.07%	[1]
Component2 Other Expenses	10.00%
Other Expenses (as a percentage of Assets):	10.07%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	11.83%
Fee Waiver or Reimbursement	(10.00%)	[3]
Net Expenses (as a percentage of Assets)	1.83%
Princeton Alternative Premium Fund Class C shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution or Similar (Non 12b-1) Fees	1.00%
Component1 Other Expenses	0.07%	[1]
Component2 Other Expenses	10.00%
Other Expenses (as a percentage of Assets):	10.07%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	12.58%
Fee Waiver or Reimbursement	(10.00%)	[3]
Net Expenses (as a percentage of Assets)	2.58%
Princeton Alternative Premium Fund Class I shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.07%	[1]
Component2 Other Expenses	10.00%
Other Expenses (as a percentage of Assets):	10.07%
Acquired Fund Fees and Expenses	0.01%	[2]
Expenses (as a percentage of Assets)	11.58%
Fee Waiver or Reimbursement	(10.00%)	[3]
Net Expenses (as a percentage of Assets)	1.58%

[1]	Interest Expense reflects interest charged to the Fund in connection with its option transactions and certain margin/collateral requirements of the options counterparty. This expense does not reflect the interest received by the Fund for the Fund’s collateral pledged for such transactions.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Princeton Fund Advisors, LLC has contractually agreed to waive management fees and to make payments to limit Fund expenses, until at least January 31, 2027 so that the total annual operating expenses (exclusive of any (i) front-end or contingent deferred loads, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses, (iv) fees and expenses associated with investments including investments in other collective investment vehicles or derivative instruments (for example options fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; (vii) expenses incurred in connection with any merger or reorganization; and (viii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser))) do not exceed 1.75%, 2.50% and 1.50% of average daily net assets attributable to Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees were waived or reimbursed) if such recoupment can be achieved within the lesser of the foregoing expense limits or the then-current expense limits. This agreement may be terminated only by the Board of Trustees on 60 days written notice to Princeton Fund Advisors, LLC.